Accounts receivable and other - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 03, 2024	Oct. 27, 2021	Dec. 31, 2024	Dec. 31, 2023
Disclosure of acquired receivables [line items]
Disposal group, deferred gain recognized			$ 60,000	$ 0
Tocantinzinho
Disclosure of acquired receivables [line items]
Deferred cash consideration to be paid		$ 60,000
Disposal group, deferred gain recognized			$ 60,000
Deferred compensation, minimum production period	6 months
Deferred compensation, maximum production period	9 months
Deferral of deferred cash consideration to be paid (as a percent)		50.00%
Cost of deferral of deferred cash consideration		$ 5,000
Tocantinzinho | First Anniversary
Disclosure of acquired receivables [line items]
Disposal group, sale of asset, amount payable to company		30,000
Tocantinzinho | Second Anniversary
Disclosure of acquired receivables [line items]
Disposal group, sale of asset, amount payable to company		$ 35,000